Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Net income (loss)	$ 143,504	$ (17,984)	$ (66,302)	$ 1,308,097
Accretion of redeemable ordinary shares to redemption value	(2,553,357)	(89,802)		(7,418,245)
Net loss including accretion of redeemable ordinary shares to redemption value	(2,409,853)	(107,786)
Redeemable Class A Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Net income (loss)	713,315	77,209
Accretion of redeemable ordinary shares to redemption value	2,553,357	89,802
Numerator:
Allocation of net loss	$ (1,840,042)	$ (12,593)		$ (4,402,405)
Denominator:
Basic weighted average shares outstanding (in Shares)	5,750,000	191,667		4,379,452
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 0.4		$ 0.69
Non-Redeemable Class A and Class B Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Net income (loss)	$ (569,811)	$ (95,193)
Accretion of redeemable ordinary shares to redemption value
Numerator:
Allocation of net loss	$ (569,811)	$ (95,193)	$ (66,302)	$ (1,707,743)
Denominator:
Basic weighted average shares outstanding (in Shares)	1,780,625	1,448,938	1,250,000	1,698,839
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.32)	$ (0.07)	$ (0.05)	$ (1.01)